Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Deposits in banks	₩ 203,599	₩ 228,898
Cash and cash equivalents	₩ 203,599	₩ 228,898	₩ 184,082	₩ 169,877